Condensed Interim Consolidated Statements of Changes in Shareholders’ Equity - USD ($) $ in Thousands	Ordinary Shares	Share capital and additional paid-in capital	Accumulated other comprehensive loss	Accumulated deficit	Total
Balance at Dec. 31, 2023		$ 86,209	$ (243)	$ (67,127)	$ 18,839
Balance (in Shares) at Dec. 31, 2023	5,748,018
Share-based compensation expense		43			43
Net income				1,242	1,242
Balance at Jun. 30, 2024		86,252	(243)	(65,885)	20,124
Balance (in Shares) at Jun. 30, 2024	5,748,018
Balance at Dec. 31, 2024		86,401	(243)	(64,827)	$ 21,331
Balance (in Shares) at Dec. 31, 2024	5,792,559				5,792,559
Exercise of options into ordinary shares		764			$ 764
Exercise of options into ordinary shares (in Shares)	267,433
Share-based compensation expense		21			21
Net income				2,114	2,114
Balance at Jun. 30, 2025		$ 87,186	$ (243)	$ (62,713)	$ 24,230
Balance (in Shares) at Jun. 30, 2025	6,059,992				6,059,992